OTHER CURRENT LIABILITIES - Reconciliation of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ (12,607)	$ (14,013)
Deferred charter revenue	(26,873)	(25,341)
Other current liabilities	(2,901)	(57)
Provisions	(606)	(836)
Total other current liabilities	$ (42,987)	$ (40,247)